INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 8,948,546	R$ 9,689,596
Deferred tax liabilities	14,692,296	11,325,757
Deferred tax liabilities	5,743,750	1,636,161
Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,015,144	2,642,799
Tax Credits without Tax Loss and Negative Basis
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,052,298	2,182,759
Provisions for Contingencies
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,370,870	2,176,195
Allowance for expected credit losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,075,818	1,238,181
Differences between accounting (IFRS) and tax basis records
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	348,481	657,891
Deferred tax liabilities	844,659	156,764
Provision for investments losses
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	234,400	161,127
Impairment.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,535,144	157,121
Other
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	316,391	473,523
Contract Asset
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	10,104,705	8,822,661
Renegotiation of Hydrological Risk
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	1,344,845
NPV adjustment on Asset Decommissioning
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	416,620	789,109
FVTOCI Financial Instruments
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	569,816	650,523
Adjustment For IFRS 15 [Member]
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	296,528	157,236
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	273,826	247,127
Other..
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	841,297	502,337
Eletronorte.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,374,181	2,000,596
Deferred tax liabilities	R$ 3,233,593	R$ 1,718,093